Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	51,674	$ 4,660,478

Air Freight & Logistics - 0.5%
FedEx Corp.	18,262	4,489,895

Automobiles - 1.3%
Rivian Automotive, Inc., Class A (A)	40,836	2,684,558
Tesla, Inc. (A)	10,508	9,843,054

		12,527,612

Beverages - 1.0%
Constellation Brands, Inc., Class A	20,448	4,861,512
Monster Beverage Corp. (A)	59,678	5,175,276

		10,036,788

Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (A)	8,699	1,196,982
Ginkgo Bioworks Holdings, Inc. (A) (B)	175,217	1,047,798
Moderna, Inc. (A)	9,297	1,574,261
Regeneron Pharmaceuticals, Inc. (A)	7,625	4,640,499
Seagen, Inc. (A)	20,514	2,759,338
Vertex Pharmaceuticals, Inc. (A)	19,871	4,829,647

		16,048,525

Building Products - 1.0%
Builders FirstSource, Inc. (A)	42,257	2,873,054
Fortune Brands Home & Security, Inc.	42,593	4,010,983
Johnson Controls International PLC	33,223	2,414,315

		9,298,352

Capital Markets - 1.5%
Coinbase Global, Inc., Class A (A)	37,585	7,146,788
Morgan Stanley	28,577	2,930,285
S&P Global, Inc.	9,787	4,063,758

		14,140,831

Chemicals - 0.6%
PPG Industries, Inc.	34,596	5,403,895

Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (A)	255,413	1,259,186

Consumer Finance - 0.9%
American Express Co.	47,981	8,627,943

Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.	50,451	3,352,973

Entertainment - 5.5%
Netflix, Inc. (A)	19,026	8,126,766
ROBLOX Corp., Class A (A)	342,401	22,550,530
Roku, Inc. (A)	21,219	3,480,977
Sea Ltd., ADR (A)	44,962	6,758,238
Spotify Technology SA (A)	40,871	8,021,342
Walt Disney Co. (A)	33,295	4,760,186

		53,698,039

Equity Real Estate Investment Trusts - 0.4%
American Tower Corp.	16,951	4,263,177

Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (A)	7,405	3,665,179

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	38,989	$ 4,257,599
Teleflex, Inc.	12,269	3,805,721

		11,728,499

Health Care Providers & Services - 1.8%
agilon health, Inc. (A)	318,738	5,284,676
Guardant Health, Inc. (A)	64,579	4,491,469
UnitedHealth Group, Inc.	17,389	8,217,520

		17,993,665

Health Care Technology - 2.1%
Doximity, Inc., Class A (A) (B)	60,939	2,776,990
GoodRx Holdings, Inc., Class A (A) (B)	103,958	2,496,032
Veeva Systems, Inc., Class A (A)	65,527	15,499,756

		20,772,778

Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc., Class A (A)	129,267	19,903,240
Booking Holdings, Inc. (A)	2,865	7,036,812
Chipotle Mexican Grill, Inc. (A)	4,034	5,992,830
Penn National Gaming, Inc. (A) (B)	66,765	3,045,152

		35,978,034

Interactive Media & Services - 8.5%
Alphabet, Inc., Class A (A)	8,806	23,829,652
Meta Platforms, Inc., Class A (A)	64,722	20,274,814
Pinterest, Inc., Class A (A)	222,299	6,571,158
Snap, Inc., Class A (A)	479,075	15,589,101
Twitter, Inc. (A)	454,372	17,043,494

		83,308,219

Internet & Direct Marketing Retail - 8.3%
Amazon.com, Inc. (A)	9,655	28,882,643
Chewy, Inc., Class A (A) (B)	101,099	4,813,323
DoorDash, Inc., Class A (A)	183,537	20,829,614
Grab Holdings Ltd., Class A (A) (B)	1,080,588	6,116,128
MercadoLibre, Inc. (A)	8,281	9,374,589
Wayfair, Inc., Class A (A) (B)	71,300	11,117,096

		81,133,393

IT Services - 15.6%
Adyen NV (A) (B) (C)	3,629	7,384,643
Block, Inc. (A)	142,100	17,377,409
Cloudflare, Inc., Class A (A)	260,852	25,146,133
EPAM Systems, Inc. (A)	8,587	4,088,614
Fastly, Inc., Class A (A) (B)	56,390	1,616,137
FleetCor Technologies, Inc. (A)	21,715	5,173,816
Global Payments, Inc.	27,004	4,047,360
Mastercard, Inc., Class A	31,220	12,062,784
MongoDB, Inc. (A)	16,984	6,880,388
Shopify, Inc., Class A (A)	26,420	25,475,221
Snowflake, Inc., Class A (A)	114,658	31,634,142
Twilio, Inc., Class A (A)	55,779	11,497,167

		152,383,814

Leisure Products - 0.2%
Peloton Interactive, Inc., Class A (A)	82,944	2,266,860

Life Sciences Tools & Services - 1.1%
10X Genomics, Inc., Class A (A)	44,124	4,247,818
Thermo Fisher Scientific, Inc.	11,690	6,795,397

		11,043,215

Transamerica Funds	Page 1

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.1%
Deere & Co.	18,745	$ 7,055,618
Nordson Corp.	15,141	3,520,888

		10,576,506

Pharmaceuticals - 2.9%
Eli Lilly & Co.	37,232	9,136,360
Royalty Pharma PLC, Class A	481,887	19,280,299

		28,416,659

Professional Services - 0.4%
Equifax, Inc.	17,578	4,214,501

Real Estate Management & Development - 0.4%
Zillow Group, Inc., Class C (A) (B)	82,926	4,186,105

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (A)	59,668	6,817,069
ASML Holding NV	17,053	11,548,292
Entegris, Inc.	36,607	4,386,983
KLA Corp.	15,924	6,198,735
Marvell Technology, Inc.	69,254	4,944,736
Micron Technology, Inc.	40,294	3,314,987
NVIDIA Corp.	30,555	7,481,697
Teradyne, Inc.	28,923	3,396,428
Texas Instruments, Inc.	34,237	6,145,199

		54,234,126

Software - 18.8%
Adobe, Inc. (A)	20,146	10,764,008
Avalara, Inc. (A)	31,075	3,406,442
Bill.com Holdings, Inc. (A)	72,253	13,598,737
Datadog, Inc., Class A (A)	136,108	19,886,740
Five9, Inc. (A)	29,884	3,756,419
Microsoft Corp.	144,979	45,085,569
Palo Alto Networks, Inc. (A) (B)	9,823	5,082,420
Paycom Software, Inc. (A)	10,638	3,566,921
Qualtrics International, Inc., Class A (A)	81,390	2,382,285
RingCentral, Inc., Class A (A)	15,586	2,750,773
salesforce.com, Inc. (A)	34,968	8,134,606
ServiceNow, Inc. (A)	10,832	6,345,169
Trade Desk, Inc., Class A (A)	267,916	18,630,879

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Unity Software, Inc. (A)	179,118	$ 18,834,258
Workday, Inc., Class A (A)	26,003	6,579,019
Zoom Video Communications, Inc., Class A (A)	97,204	14,996,633

		183,800,878

Specialty Retail - 1.9%
Carvana Co. (A)	62,455	10,121,458
TJX Cos., Inc.	116,690	8,398,179

		18,519,637

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	284,441	49,714,598
NetApp, Inc.	55,475	4,799,142

		54,513,740

Textiles, Apparel & Luxury Goods - 1.3%
Lululemon Athletica, Inc. (A)	16,462	5,494,357
NIKE, Inc., Class B	50,352	7,455,621

		12,949,978

Total Common Stocks (Cost $710,088,357)		935,828,301

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (D)	13,249,075	13,249,075

Total Other Investment Company (Cost $13,249,075)		13,249,075

Total Investments Excluding Options Purchased (Cost $723,337,432)		949,077,376
Total Options Purchased - 0.0% (E) (Cost $2,407,119)		325,038

Total Investments (Cost $725,744,551)		949,402,414
Net Other Assets (Liabilities) - 3.0%		29,435,102

Net Assets - 100.0%		$ 978,837,516

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.27	11/10/2022	USD	132,378,116	$635,496	$218,159
Put - USD vs. CNH	JPM	USD	7.28	07/22/2022	USD	133,492,769	621,922	58,069
Put - USD vs. CNH	JPM	USD	7.38	07/27/2022	USD	38,737,740	205,504	14,798
Put - USD vs. CNH	GSI	USD	7.57	03/30/2022	USD	105,441,421	523,734	211
Put - USD vs. CNH	JPM	USD	7.31	08/05/2022	USD	61,905,670	420,463	33,801

Total							$2,407,119	$325,038

Transamerica Funds	Page 2

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$928,443,658	$7,384,643	$—	$935,828,301
Other Investment Company	13,249,075	—	—	13,249,075
Over-the-Counter Foreign Exchange Options Purchased	—	325,038	—	325,038

Total Investments	$941,692,733	$7,709,681	$—	$949,402,414

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,191,696, collateralized by cash collateral of $13,249,075 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $18,804,496. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of the 144A security is $7,384,643, representing 0.8% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at January 31, 2022.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 3

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Large Growth (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4